Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Options Outstanding and Exercised Under Various Stock Options Plans

The following is a summary of stock options outstanding and exercised under various stock options plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
2012
Number outstanding at beginning of period	75,823,941	$27.60
Granted	4,180,492	28.65
Exercised	(15,681,323)	23.12
Cancelled (a)	(1,151,192)	24.90
Number outstanding at end of period (b)	63,171,918	$28.83	4.9	$196
Exercisable at end of period	50,671,654	$30.12	4.2	$92
2011
Number outstanding at beginning of period	85,622,705	$26.80
Granted	4,063,369	28.66
Exercised	(8,508,107)	19.49
Cancelled (a)	(5,354,026)	28.44
Number outstanding at end of period (b)	75,823,941	$27.60	5.2	$(42)
Exercisable at end of period	57,039,334	$29.14	4.4	$(120)
2010
Number outstanding at beginning of period	88,379,469	$26.49
Granted	5,417,631	23.98
Exercised	(5,769,586)	19.38
Cancelled (a)	(2,404,809)	27.03
Number outstanding at end of period (b)	85,622,705	$26.80	5.5	$15
Exercisable at end of period	57,542,065	$28.28	4.4	$(76)

(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Weighted Average Estimated Fair Value and Assumptions Utilized by Company for Newly Issued Grants

The following table includes the weighted average estimated fair value and assumptions utilized by the Company for newly issued grants:

Year Ended December 31	2012	2011	2010
Estimated fair value	$10.19	$10.55	$8.36
Risk-free interest rates	.9%	2.5%	2.5%
Dividend yield	2.6%	2.5%	3.0%
Stock volatility factor	.49	.47	.47
Expected life of options (in years)	5.5	5.5	5.5

Summary of Certain Stock Option Activity of Company

The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Fair value of options vested	$49	$54	$61
Intrinsic value of options exercised	143	61	35
Cash received from options exercised	362	165	112
Tax benefit realized from options exercised	75	23	13

Stock Options Outstanding Additional Information

Additional information regarding stock options outstanding as of December 31, 2012, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02 – $15.00	6,877,581	6.1	$11.39	3,922,950	$11.37
$15.01 – $20.00	186,439	3.7	19.35	171,651	19.47
$20.01 – $25.00	4,241,644	7.1	23.82	1,831,981	23.79
$25.01 – $30.00	17,691,503	5.4	29.05	10,591,999	29.36
$30.01 – $35.00	24,669,720	4.2	31.69	24,648,451	31.69
$35.01 – $36.25	9,505,031	4.0	36.06	9,504,622	36.06
	63,171,918	4.9	$28.83	50,671,654	$30.12

Summary of Status of Company's Restricted Shares of Stock and Unit Awards

A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2012		2011		2010
Year Ended December 31	Shares	Weighted- Average Grant-Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value
Nonvested Shares
Outstanding at beginning of period	8,995,295	$22.46	8,811,027	$19.74	6,788,203	$16.68
Granted	3,085,077	28.70	3,136,086	28.20	4,398,660	24.05
Vested	(2,931,820)	20.97	(2,552,979)	20.15	(1,862,228)	18.71
Cancelled	(212,809)	25.01	(398,839)	22.20	(513,608)	20.00
Outstanding at end of period	8,935,743 (a)	$25.04	8,995,295	$22.46	8,811,027	$19.74

(a)	Includes maximum number of shares to be received by participants under awards that are based on the achievement of certain future performance criteria by the Company.